Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Net (loss) income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Foreign currency translation adjustment									6,217	1,088	(4,763)									157		(521)	(1,665)	2,705
Adjustment to minimum pension liability (net of taxes of $636 in 2012, $327 in 2011 and $909 in 2010)									(1,484)	764	(2,122)
Change in net unrealized loss on marketable securities, net of income tax benefits									62											(2,596)	(11,322)	3,045	2,097	5,693
Reclassification of net realized gain on marketable securities, net of income tax expense																				(1,629)	(1,142)	(3,515)	(4,370)	(6,837)
Other comprehensive income (loss)									4,795	1,852	(6,885)											(991)	(3,938)	1,561
Comprehensive (loss) income									$ (68,839)	$ 159,002	$ (69,698)									$ 39,736	$ 37,472	$ 49,133	$ 102,999	$ 93,344